GOING CONCERN (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Going Concern
Accumulated deficit	$ 38,914,346	$ 32,105,264	$ 29,675,512
Total Stockholders' Deficit	$ 1,824,648	$ 1,455,941	$ 3,568,826	$ 3,168,772	$ 2,916,711